Current And Future Changes In Accounting Policies (Tables)	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Summary of Exposures to Significant Interest Rate Benchmarks Subject to IBOR Reform

The following table discloses the Bank’s exposures to significant interest rate benchmarks subject to IBOR reform that have yet to transition to an ARR and will be maturing after December 31, 2021, as well as exposures to interest rate benchmarks subject to IBOR reform that are not required to transition to an ARR. Given that the IBA has not issued an announcement on the outcome of the consultations, the quantitative disclosures presented below reflect a cessation date of December 31, 2021 for all currencies and tenors of LIBOR.

Exposures to Interest Rate Benchmarks Subject to IBOR Reform[1,2,3]

(millions of Canadian dollars)					As at January 31, 2021
	Non-derivative financial assets[4]	Non-derivative financial liabilities	Derivatives			Off-balance sheet commitments[5]
	Carrying amount	Carrying amount	Notional	Positive fair value	Negative fair value	Contractual amount
US LIBOR	$128,762	$2,273	$3,336,792	$3,856	$6,119	$106,341
GBP LIBOR	864	875	305,129	316	342	1,307
Other IBORs[6]	563	99	248,021	457	647	–
	130,189	3,247	3,889,942	4,629	7,108	107,648
Cross-currency swaps
US LIBOR / other rates[7]	n/a	n/a	482,940	8,461	9,677	n/a
US LIBOR / GBP LIBOR	n/a	n/a	119,468	1,334	1,062	n/a
US LIBOR / JPY LIBOR	n/a	n/a	30,237	162	165	n/a
Other IBORs[6]	n/a	n/a	37,128	898	928	n/a
	n/a	n/a	669,773	10,855	11,832	n/a
Total	$130,189	$3,247	$4,559,715	$15,484	$18,940	$107,648

[1]

US LIBOR transitioning to SOFR (Secured Overnight Financing Rate), GBP LIBOR transitioning to SONIA (Sterling Overnight Index Average), and JPY LIBOR transitioning to TONAR (Tokyo Overnight Average Rate).

[2]

EURIBOR (Euro Interbank Offered Rate) is excluded from the table as it underwent a methodology change in 2019 and will continue as an interest rate benchmark. As at January 31, 2021, the notional amount of derivatives indexed to EURIBOR was $1,437 billion, and the carrying amounts of non-derivative financial assets and non-derivative financial liabilities indexed to EURIBOR were $678 million and $46 million, respectively.

[3]

Certain non-derivative financial instruments indexed to US LIBOR have no specific maturity and are therefore excluded from the table. As at January 31, 2021, the carrying amounts of non-derivative financial assets and non-derivative financial liabilities indexed to US LIBOR with no specific maturity were $2 billion and $1 billion, respectively.

[4]

Loans reported under non-derivative financial assets represent the drawn amounts and excludes allowance for loan losses. As at January 31, 2021, the carrying amount of non-derivative financial assets indexed to US LIBOR was $129 billion, of which $79 billion relates to Loans, $41 billion relates to Debt securities at amortized cost, and $8 billion relates to Financial assets at fair value through other comprehensive income.

[5]

Many of the Bank’s corporate loan facilities permit the borrower to select the benchmark interest rate upon drawing on the facility. Based on the Bank’s historical experience, the benchmark interest rate selected by the borrower is often the same as the facility currency and therefore the Bank has assumed that the benchmark interest rate for its undrawn credit and liquidity commitments is the same as the facility currency for the purpose of this disclosure.

[6]

“Other IBORs” include the following interest rate benchmarks that are subject to IBOR reform: EUR LIBOR, CHF LIBOR, JPY LIBOR, EUR EONIA (Euro Overnight Index Average), NOK NIBOR (Norwegian Interbank Offered Rate), SGD SOR (Singapore Dollar Swap Offer Rate), HKD HIBOR (Hong Kong Interbank Offered Rate), ZAR JIBAR (Johannesburg Interbank Average Rate), SEK STIBOR (Stockholm Interbank Offered Rate), MXN TIIE (Interbank Equilibrium Interest Rate), and CDOR 6-month and 12-month tenors which will be discontinued on May 17, 2021.

[7]	“Other rates” refer to rates that are not subject to IBOR reform or have already been reformed.